Leases (Details) - Schedule of seven vehicle lease agreements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
The components of lease expense were as follows:
Operating leases expenses	$ 1,037	$ 698	$ 243
Cash flow information related to operating leases:
Cash used in operating activities	875	449	223
Non-cash activity - Right of use assets obtained in exchange for new operating lease liabilities	$ 179	$ 5,446	$ 398